Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	$ 38,317,445	$ 42,254,937
Vacations [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	16,987,082	17,778,588
Bonus And Compensation [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits accruals	$ 21,330,363	$ 24,476,349